Consolidated Investment Portfolioas of July 31, 2023 (Unaudited)
DWS Global Macro Fund
	Shares	Value ($)

Common Stocks 43.3%
Canada 0.2%
Nutrien Ltd. (Cost $435,461)	5,500	378,895
France 7.4%
Alstom SA	52,210	1,597,005
AXA SA	153,475	4,719,821
BNP Paribas SA	37,656	2,484,995
Bureau Veritas SA	19,969	548,459
EssilorLuxottica SA	4,521	909,366
Euroapi SA*	828	9,659
LVMH Moet Hennessy Louis Vuitton SE	665	620,103
Orange SA	140,443	1,588,026
Sanofi	18,286	1,952,039
Veolia Environnement SA	24,674	803,021
(Cost $13,188,820)		15,232,494
Germany 9.7%
Allianz SE (Registered)	13,207	3,156,887
Bayer AG (Registered)	57,504	3,359,812
Deutsche Telekom AG (Registered)	109,844	2,396,388
E.ON SE	391,439	4,951,606
Evonik Industries AG	38,673	799,820
Infineon Technologies AG	25,844	1,136,619
ProSiebenSat.1 Media SE	8,353	83,135
Siemens Energy AG*	119,043	2,014,364
Vonovia SE	82,614	1,929,317
(Cost $18,266,505)		19,827,948
Ireland 1.2%
Medtronic PLC (Cost $2,713,211)	27,248	2,391,284
Italy 0.6%
Enel SpA (Cost $1,360,216)	166,384	1,147,395
Japan 3.1%
Daikin Industries Ltd.	5,800	1,169,662
FANUC Corp.	17,600	537,903
Keyence Corp.	2,100	941,173
Mitsubishi Electric Corp.	13,300	191,743
Secom Co., Ltd.	7,500	502,566
Takeda Pharmaceutical Co., Ltd.	68,100	2,077,968
Yaskawa Electric Corp.	22,300	967,303
(Cost $6,541,156)		6,388,318
Korea 0.5%
Samsung Electronics Co., Ltd. (Cost $865,026)	19,601	1,073,353

Netherlands 2.4%
ASML Holding NV	1,829	1,311,565
ING Groep NV	148,247	2,164,609
Koninklijke Ahold Delhaize NV	44,255	1,527,143
(Cost $3,613,776)		5,003,317
Switzerland 1.9%
Novartis AG (Registered)	17,030	1,778,478
Roche Holding AG (Genusschein)	6,471	2,007,973
(Cost $3,129,319)		3,786,451
United Kingdom 0.3%
Smith & Nephew PLC (Cost $863,389)	41,767	635,180
United States 16.0%
Activision Blizzard, Inc.*	17,353	1,609,664
Alphabet, Inc. "A"*	39,421	5,231,955
Amgen, Inc.	5,062	1,185,267
AT&T, Inc.	84,667	1,229,365
CVS Health Corp.	29,465	2,200,741
Intel Corp.	25,780	922,151
JPMorgan Chase & Co.	10,454	1,651,314
Linde PLC	4,013	1,567,759
Merck & Co., Inc.	9,460	1,008,909
Microsoft Corp.	16,792	5,640,769
NextEra Energy, Inc.	21,149	1,550,222
PayPal Holdings, Inc.*	41,818	3,170,641
Pfizer, Inc.	53,638	1,934,186
TE Connectivity Ltd.	8,492	1,218,517
Union Pacific Corp.	4,521	1,048,962
Warner Bros Discovery, Inc.*	118,974	1,554,983
(Cost $27,244,715)		32,725,405
Total Common Stocks (Cost $78,221,594)		88,590,040

		Principal Amount ($) (a)	Value ($)

Bonds 40.4%
Australia 1.8%
Australia Government Bond, Series A, REG S, 0.25%, 11/21/2024 (Cost $4,122,169)	AUD	5,645,000	3,606,976
Germany 1.7%
Kreditanstalt fuer Wiederaufbau, 0.25%, 10/19/2023 (Cost $3,482,826)		3,485,000	3,445,306
Netherlands 1.0%
ING Groep NV, 3.95%, 3/29/2027		650,000	620,544
Teva Pharmaceutical Finance Netherlands II BV, 4.5%, 3/1/2025	EUR	800,000	868,210
Teva Pharmaceutical Finance Netherlands III BV, 6.0%, 4/15/2024		600,000	597,228
(Cost $1,983,013)			2,085,982
Turkey 0.3%
Republic of Turkey:
3.25%, 6/14/2025	EUR	200,000	211,214
7.375%, 2/5/2025		500,000	504,100
(Cost $711,337)			715,314

United States 35.6%
AbbVie, Inc., 2.95%, 11/21/2026		3,000,000	2,814,260
Anheuser-Busch InBev Worldwide, Inc., 4.0%, 4/13/2028		170,000	164,018
Coty, Inc.:
REG S, 4.75%, 4/15/2026	EUR	1,151,000	1,236,595
144A, 6.5%, 4/15/2026		1,136,000	1,126,776
DISH DBS Corp., 7.75%, 7/1/2026		40,000	25,860
General Motors Financial Co., Inc., 2.7%, 8/20/2027		1,000,000	895,699
Howmet Aerospace, Inc., 5.125%, 10/1/2024		1,320,000	1,307,042
HP, Inc., 3.0%, 6/17/2027		1,100,000	1,018,461
Netflix, Inc.:
4.625%, 5/15/2029	EUR	185,000	207,647
6.375%, 5/15/2029		960,000	1,015,053
U.S. Treasury Notes:
0.125%, 8/31/2023 (b)		5,000,000	4,978,568
0.375%, 7/15/2024		6,500,000	6,200,391
0.875%, 9/30/2026		5,000,000	4,480,469
2.375%, 5/15/2029		4,000,000	3,637,969
2.5%, 4/30/2024		10,267,200	10,047,418
2.875%, 6/15/2025		6,500,000	6,257,266
3.5%, 9/15/2025		5,000,000	4,865,234
3.625%, 5/15/2026		6,000,000	5,853,281
3.75%, 4/15/2026		4,000,000	3,914,375
4.125%, 6/15/2026		6,000,000	5,935,781
4.25%, 5/31/2025		5,200,000	5,134,594
VeriSign, Inc., 5.25%, 4/1/2025		300,000	297,568
Verizon Communications, Inc., 2.625%, 8/15/2026		800,000	744,034
Warnermedia Holdings, Inc., 3.755%, 3/15/2027		900,000	842,427
(Cost $74,584,992)			73,000,786
Total Bonds (Cost $84,884,337)			82,854,364

	Shares	Value ($)

Exchange-Traded Funds 8.9%
iShares Core EUR Corp. Bond UCITS ETF	23,877	3,017,756
iShares EUR Corp. Bond ex-Financials UCITS ETF	3,009	343,958
iShares EUR Corp. Bond Large Cap UCITS ETF	5,684	749,072
iShares EUR High Yield Corp. Bond UCITS ETF	15,760	1,588,989
iShares MSCI Japan ETF	34,836	2,209,299
SPDR Gold MiniShares Trust* (c)	265,000	10,329,700
Total Exchange-Traded Funds (Cost $16,954,515)		18,238,774

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.18% (d) (e) (Cost $339,150)	339,150	339,150

Cash Equivalents 5.7%
DWS Central Cash Management Government Fund, 5.28% (d) (Cost $11,646,435)	11,646,435	11,646,435

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $192,046,031)	98.5	201,668,763
Other Assets and Liabilities, Net	1.5	3,140,798
Net Assets	100.0	204,809,561

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2023 are as follows:
Value ($) at 10/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2023	Value ($) at 7/31/2023
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.18% (d) (e)
2,515,670	—	2,176,520 (f)	—	—	31,575	—	339,150	339,150
Cash Equivalents 5.7%
DWS Central Cash Management Government Fund, 5.28% (d)
36,717,792	53,973,212	79,044,569	—	—	854,439	—	11,646,435	11,646,435
39,233,462	53,973,212	81,221,089	—	—	886,014	—	11,985,585	11,985,585

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	At July 31, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2023 amounted to $288,452, which is 0.1% of net assets.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

MSCI: Morgan Stanley Capital International
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At July 31, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/20/2023	12	1,370,375	1,336,875	(33,500)
2 Year U.S. Treasury Note	USD	9/29/2023	11	2,266,027	2,233,344	(32,683)
5 Year U.S. Treasury Note	USD	9/29/2023	131	14,295,699	13,993,461	(302,238)
TOPIX Index	JPY	9/7/2023	53	8,288,768	8,669,103	380,335
Total net unrealized appreciation						11,914

At July 31, 2023, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
DAX Index	EUR	9/15/2023	39	17,467,257	17,740,741	(273,484)
S&P 500 E-Mini Index	USD	9/15/2023	34	7,539,499	7,844,650	(305,151)
Total unrealized depreciation						(578,635)

At July 31, 2023, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	45,096,351	USD	50,355,226	8/31/2023	691,048	JPMorgan Chase Securities, Inc.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	2,214,272	GBP	1,706,614	8/31/2023	(23,733)	Citigroup, Inc.
USD	551,264	AUD	810,107	8/31/2023	(6,480)	Citigroup, Inc.
USD	3,176,785	JPY	442,652,065	8/31/2023	(48,946)	Citigroup, Inc.
USD	5,785,863	NOK	57,944,357	8/31/2023	(61,893)	Citigroup, Inc.
USD	3,800,420	CHF	3,241,172	8/31/2023	(70,609)	Toronto-Dominion Bank
Total unrealized depreciation					(211,661)
Currency Abbreviation(s)

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar
At July 31, 2023 the DWS Global Macro Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks and Corporate Bonds
Health Care	25,730,560	24%
Financials	21,414,117	20%
Communication Services	15,983,678	15%
Information Technology	13,262,608	13%
Industrials	9,885,009	9%
Utilities	8,452,244	8%
Consumer Staples	4,054,532	4%
Materials	2,746,474	3%
Consumer Discretionary	2,358,229	2%
Real Estate	1,929,317	2%
Total	105,816,768	100%
Sector diversification is subject to change.
Investment in Subsidiary
The Fund may seek exposure to gold by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold ETFs that do not operate as commodity pools, and fixed income instruments. As of July 31, 2023, the Fund held $999,972 in the Subsidiary, representing 0.4% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$88,590,040	$—	$—	$88,590,040
Bonds (a)	—	82,854,364	—	82,854,364
Exchange-Traded Funds	18,238,774	—	—	18,238,774
Short-Term Investments (a)	11,985,585	—	—	11,985,585
Derivatives (b)
Futures Contracts	380,335	—	—	380,335
Forward Foreign Currency Contracts	—	691,048	—	691,048
Total	$119,194,734	$83,545,412	$—	$202,740,146

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(947,056)	$—	$—	$(947,056)
Forward Foreign Currency Contracts	—	(211,661)	—	(211,661)
Total	$(947,056)	$(211,661)	$—	$(1,158,717)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Equity Contracts	$—	$(198,300)
Interest Rate Contracts	$—	$(368,421)
Foreign Exchange Contracts	$479,387	$—
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGMF-PH3
R-080548-2 (1/25)